Putnam Investments
100 Federal Street
Boston, MA 02110
November 27, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam Ultra Short Duration Income Fund and Putnam Short Term Investment Fund
series (The “Funds”) Post-Effective Amendment No. 325 to Registration Statement on Form N-1A (the
“Amendment”), (collectively, the “Funds)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 325 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2019.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 11379.

Very truly yours,

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP